Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.9171909

Commonwealth Annuity and Life Insurance Company

a Goldman Sachs Company

ANNUAL REPORT – 12/31/2008

FOR CONTRACT HOLDERS OF: THE FULCRUM FUNDSM

March 17, 2009

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Fulcrum Separate Account 1940 Act Registration Number: 811-7799 1933 Act Registration Numbers: 333-11377 CIK: 00001020506 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Fulcrum Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	February 27, 2009
AIM Variable Insurance Funds	896435	February 26, 2009
Delaware VIP Trust	814230	February 26, 2009
Gabelli Capital Series Funds Inc.	901246	March 9, 2009
Lazard Retirement Series Inc.	1033669	March 10, 2009
MFS® Variable Insurance TrustSM	918571	March 9, 2009
Oppenheimer Variable Account Funds	752737	February 25, 2009

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Vice President, General Counsel
and Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772